Deferred Revenue/Income (Tables)	6 Months Ended
Jun. 30, 2025
Deferred Revenue/Income
Schedule of reconciliation in the current reporting period related to carried-forward deferred revenue/income

	Six Months Ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Deferred revenue/income–beginning of the period	4,996,043	6,202,276
Additions	1,444,029	1,099,789
Recognition	(870,260)	(1,199,072)
Effects on foreign exchange adjustment	78	5,376
Deferred revenue/income–end of the period	5,569,890	6,108,369